Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000236410 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Neuroscience and Healthcare ETF
Class Name	iShares Neuroscience and Healthcare ETF
Trading Symbol	IBRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Neuroscience and Healthcare ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Neuroscience and Healthcare ETF	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The U.S. Federal Reserve Bank left rates on hold during the reporting period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 80% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Approvals from the U.S. Food and Drug Administration for new treatments for Alzheimer’s disease and Duchenne Muscular Dystrophy benefited biotechnology firms. Firms that develop medicines for life-threatening diseases or unmet medical needs gained on announcements of strategic partnerships and licensing deals.
What detracted from performance?
Notable detractors from the Fund’s performance during the reporting period included a Swedish biotechnology firm that declined amid management changes that negatively impacted investor confidence. Several medical device equipment companies in the United States also declined. A company focused on skin regeneration fell on news of proposals from private U.S. health insurers that would reduce coverage for biological wounds. Another company cut its outlook for the year as the U.S. spinal cord stimulation market has failed to recover to pre-pandemic levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 24, 2022 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	4.43%	0.96%
Fund Market	4.08	0.88
MSCI All Country World Index	17.02	15.67
NYSE® FactSet® Global Neuro Biopharma and MedTech Index	4.46	1.06

Performance Inception Date	Aug. 24, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,856,604
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 18,472
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,856,604
Number of Portfolio Holdings	54
Net Investment Advisory Fees	$18,472
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	62.3%
Pharmaceuticals	28.8%
Health Care Equipment & Supplies	8.6%
Life Sciences Tools & Services	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.0%
Netherlands	5.0%
South Korea	3.6%
Denmark	3.2%
Ireland	2.8%
Australia	2.7%
Sweden	1.1%
China	0.3%
Italy	0.3%
(a)	Excludes money market funds.

C000221317 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Virtual Work and Life Multisector ETF
Class Name	iShares Virtual Work and Life Multisector ETF
Trading Symbol	IWFH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Virtual Work and Life Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Virtual Work and Life Multisector ETF	$46	0.47%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, which was particularly evident in the information technology sector.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Indian equities contributed the most to the Fund’s return during the reporting period. The country overtook China as the world’s most populous country and has benefited from strong economic growth. In the country’s consumer discretionary sector, companies that provide delivery services advanced amid solid financial performance and an increasing customer base. Information technology stocks in Israel also advanced, including those that provide workplace management project services and digital solutions.
What detracted from performance?
As companies started to require employees to return to the office, global stocks of companies focused on working and studying from home detracted from the Fund's performance. Chinese stocks, which represented approximately 13% of the Fund on average during the reporting period, detracted from the Fund’s return. E-commerce firms and those that support them declined amid growing concerns about China’s economic health and the state of the country’s property sector. In Germany, a major global food deliverer slumped on news of antitrust violations and fines totaling over $400 million.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 29, 2020 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(5.16	) %	(11.57	) %
Fund Market	(5.33)		(11.63)
MSCI All Country World Index	17.02		11.92
NYSE® FactSet® Global Virtual Work and Life Index	(4.48)		(11.10)

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,072,103
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 14,006
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,072,103
Number of Portfolio Holdings	72
Net Investment Advisory Fees	$14,006
Portfolio Turnover Rate	43%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.1%
Communication Services	30.4%
Consumer Discretionary	19.2%
Consumer Staples	6.1%
Health Care	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Zomato Ltd.	2.5%
Nexon Co. Ltd.	2.5%
Braze Inc., Class A	2.4%
Match Group Inc.	2.3%
Tyler Technologies Inc.	2.3%
Dropbox Inc., Class A	2.2%
Spotify Technology SA	2.2%
Electronic Arts Inc.	2.2%
Cloudflare Inc., Class A	2.2%
Stride Inc.	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Zomato Ltd.	2.5%
Nexon Co. Ltd.	2.5%
Braze Inc., Class A	2.4%
Match Group Inc.	2.3%
Tyler Technologies Inc.	2.3%
Dropbox Inc., Class A	2.2%
Spotify Technology SA	2.2%
Electronic Arts Inc.	2.2%
Cloudflare Inc., Class A	2.2%
Stride Inc.	2.2%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023.
On June 5, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.

C000240517 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Breakthrough Environmental Solutions ETF
Class Name	iShares Breakthrough Environmental Solutions ETF
Trading Symbol	ETEC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Breakthrough Environmental Solutions ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Breakthrough Environmental Solutions ETF	$42	0.47%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Sustainable and renewable energy stocks declined during the period as they faced growing competition from fossil fuel companies and reduced subsidies.
  Market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Germany is a long-time leader in renewable energy and environmental technologies and has ambitious renewable targets. During the reporting period, an energy company that received a multi-billion-dollar deal in project-related guarantees backed by the German government contributed to the Fund’s return. The firm is a maker of gas and wind turbines as well as large converter stations, vital equipment for the country’s efforts to gradually phase out fossil fuels. Also contributing to the Fund’s return was Europe’s top operator of energy networks, as the firm raised its five-year investment target.
What detracted from performance?
China comprised 19% of the Fund on average during the reporting period and was also the largest detractor from the Fund’s return. Electric vehicle manufacturers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. The sanctions also negatively impacted semiconductor manufacturer companies in the information technology sector. A Korean electronics components company fell due to declining demand for consumer electronics, supply chain disruptions, and economic uncertainties impacting global markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 28, 2023 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		Since Fund Inception
Fund NAV	(19.71	) %	(9.72	) %
Fund Market	(19.69)		(9.82)
MSCI All Country World Index	17.02		23.64
Morningstar® Global Emerging Green Technologies Select Index℠	(19.56)		(9.23)

Performance Inception Date	Mar. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,347,414
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 16,437
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,347,414
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$16,437
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	23.6%
Machinery	18.8%
Electrical Equipment	17.7%
Automobiles	17.6%
Chemicals	8.4%
Automobile Components	6.3%
Electronic Equipment, Instruments & Components	5.3%
Leisure Products	1.8%
Commercial Services & Supplies	0.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	29.9%
China	19.4%
Japan	13.1%
Taiwan	11.0%
South Korea	7.5%
United Kingdom	5.0%
Germany	4.6%
Belgium	3.5%
Finland	3.2%
Denmark	2.8%
(a)	Excludes money market funds.

C000246989 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Energy Storage & Materials ETF
Class Name	iShares Energy Storage & Materials ETF
Trading Symbol	IBAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Energy Storage & Materials ETF (the “Fund”) for the period of March 19, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Energy Storage & Materials ETF	$17(a)	0.47%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 6,718,832
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 14,880
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,718,832
Number of Portfolio Holdings	62
Net Investment Advisory Fees	$14,880
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	44.2%
Industrials	31.7%
Information Technology	21.4%
Consumer Discretionary	2.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	27.4%
United States	26.2%
South Korea	18.0%
France	9.7%
Germany	6.1%
China	5.6%
Switzerland	3.0%
Taiwan	2.6%
Norway	0.5%
Canada	0.3%
Other#	0.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000154547 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Equity Factor ETF
Class Name	iShares International Equity Factor ETF
Trading Symbol	INTF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor ETF	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with exposure to value advanced for the reporting period, as the current geopolitical and economic landscape has moved global risk appetites lower, accelerating the rotation from cyclicals stocks into defensive/growth compounders with our cyclicals versus defensive pair down. Momentum and quality also contributed to performance.
Stocks in Japan’s financial sector contributed the most to the Fund’s return during the reporting period, benefiting from steady gains and rising dividend payments over the last year. Japanese insurance companies also contributed to performance, after several companies announced stock buybacks. In Denmark, stocks within the apparel accessories and luxury goods segment of the consumer discretionary sector contributed to performance.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 28, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.08%	6.96%	5.21%
Fund Market	13.04	7.08	5.20
S&P Developed ex US Broad Market Index	10.38	7.12	4.92
STOXX International Equity Factor Index	12.62	6.93	5.25

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,124,337,890
Holdings Count | Holding	449
Advisory Fees Paid, Amount	$ 1,499,809
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,124,337,890
Number of Portfolio Holdings	449
Net Investment Advisory Fees	$1,499,809
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.9%
Industrials	16.3%
Consumer Discretionary	13.0%
Health Care	9.9%
Information Technology	8.8%
Consumer Staples	7.9%
Materials	6.4%
Energy	4.8%
Communication Services	4.4%
Utilities	4.2%
Real Estate	2.4%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.9%
United Kingdom	13.0%
France	8.7%
Switzerland	8.1%
Australia	7.2%
Germany	6.0%
Canada	5.9%
Netherlands	4.7%
Denmark	3.8%
Italy	3.8%
Other#	13.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000153270 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Global Equity Factor ETF
Class Name	iShares Global Equity Factor ETF
Trading Symbol	GLOF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Global Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Equity Factor ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June, while the U.S. Federal Reserve Bank left interest rates unchanged. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  However, market sentiment swung late in the period amid a shift away from technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks from the United States, which represent about 59% of the Fund on average, strongly contributed to the Fund’s performance during the reporting period. Among U.S. stocks, the information technology sector contributed the most, as the hype over artificial intelligence (“AI”) continued to benefit information technology companies. The U.S. semiconductor industry contributed significantly, as the technology is crucial to the ongoing buildout of AI, and expanded tariffs limited semiconductor imports from outside the U.S. In Japan, industrial stocks contributed to the Fund’s return, as several strategic agreements involving Japanese machinery companies were initiated during the reporting period.
What detracted from performance?
Stocks from Germany detracted from the Fund’s return during the reporting period. Weakness in the consumer discretionary sector stemmed from sluggish demand and production declines negatively affecting German carmakers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 28, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.96%	10.46%	8.11%
Fund Market	20.12	10.52	8.09
S&P Global Broad Market Index	16.20	10.50	8.42
STOXX Global Equity Factor Index	20.07	10.60	8.29

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 109,479,538
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 238,754
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$109,479,538
Number of Portfolio Holdings	607
Net Investment Advisory Fees	$238,754
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector	Percent of Total Investments(a)
Information Technology	27.0%
Financials	15.5%
Consumer Discretionary	12.5%
Health Care	10.9%
Industrials	8.4%
Consumer Staples	7.0%
Communication Services	6.5%
Energy	3.8%
Materials	3.7%
Utilities	3.2%
Real Estate	1.5%
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
Japan	6.8%
United Kingdom	3.1%
South Korea	2.8%
China	2.5%
Canada	2.4%
France	2.2%
Australia	1.9%
Taiwan	1.9%
India	1.7%
Other#	14.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000152570 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Exponential Technologies ETF
Class Name	iShares Exponential Technologies ETF
Trading Symbol	XT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Exponential Technologies ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Exponential Technologies ETF	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 62% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Within the information technology sector, semiconductor manufacturers that enable the rapid advancement in technology and the creation of compact, powerful, and efficient devices advanced. Also contributing were software application companies that provide platforms and solutions to manage data analytics, supply chains, and inventory operations. Information technology stocks in Taiwan also contributed to the Fund’s returns, amid a growing need for semiconductors and passive components.
What detracted from performance?
Stocks in China’s information technology sector were the largest detractors of the Fund’s performance during the reporting period. Electric vehicle makers declined amid decreasing profitability and geopolitical tensions, including increased tariffs from the United States, European Union, and Latin America. Canadian stocks were hindered by the recent weak performance of lithium, a key ingredient in rechargeable batteries for phones, hybrid cars, electric bikes, and large-scale storage batteries. The fall in lithium prices was due to slowing demand for electric vehicles and a broader economic slowdown in China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 19, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	1.84%	9.66%	10.60%
Fund Market	1.79	9.71	10.59
MSCI All Country World Index	17.02	11.05	9.14
Morningstar® Exponential Technologies Index℠	2.03	10.04	10.92

Performance Inception Date	Mar. 19, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,420,686,935
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 15,200,280
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,420,686,935
Number of Portfolio Holdings	191
Net Investment Advisory Fees	$15,200,280
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	58.1%
Health Care	16.8%
Financials	5.8%
Utilities	5.2%
Industrials	4.7%
Consumer Discretionary	4.0%
Communication Services	2.4%
Materials	1.8%
Real Estate	0.9%
Consumer Staples	0.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	59.8%
Japan	6.2%
China	5.0%
Taiwan	3.4%
Germany	3.1%
United Kingdom	2.4%
France	2.4%
Canada	2.3%
Netherlands	2.3%
South Korea	1.6%
Other#	11.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI Low Carbon Target ETF
Class Name	iShares MSCI ACWI Low Carbon Target ETF
Trading Symbol	CRBN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI Low Carbon Target ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Global carbon dioxide emissions reached a record high in 2023 due to continuing usage of fossil fuels, a return to pre-pandemic travel and transportation levels, and Canada’s extreme wildfire season. However, despite this rise, emissions are seeing a structural slowdown.
  Versus growth in advanced economies, emissions declined in 2023 helped by strong renewables deployment, a growing trend of switching from coal to gas in the United States, milder weather, and weaker industrial production in some countries.
  The 2023 United Nations Conference on Climate Change called on governments to speed up the transition away from fossil fuels to renewables in their next round of climate commitments.
What contributed to performance?
The United States is the largest component of the Fund comprising approximately 62% on average during the reporting period and was also the most significant driver of the Fund’s return. A handful of dominant information technology companies that have been able to innovate rapidly captured significant market share and generated substantial profits-dominated returns. The financials sector was helped by solid earnings results.
What detracted from performance?
Stocks in China were a modest detractor from the Fund’s performance during the reporting period. In the consumer discretionary sector, automotive stocks declined as they faced increased tariffs from the United States and the European Union. Shares of interactive media firms declined on falling revenue growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 8, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.91%	11.25%	9.30%
Fund Market	17.78	11.22	9.28
MSCI All Country World Index	17.02	11.05	9.04
MSCI ACWI Low Carbon Target Index	17.68	11.07	9.04

Performance Inception Date	Dec. 08, 2014
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 962,749,416
Holdings Count | Holding	1,069
Advisory Fees Paid, Amount	$ 1,783,718
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$962,749,416
Number of Portfolio Holdings	1,069
Net Investment Advisory Fees	$1,783,718
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	18.0%
Health Care	11.3%
Industrials	10.3%
Consumer Discretionary	9.7%
Communication Services	8.6%
Consumer Staples	5.9%
Energy	3.0%
Real Estate	2.9%
Materials	2.6%
Utilities	2.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.6%
Japan	5.5%
Canada	3.3%
United Kingdom	3.1%
China	2.9%
France	2.2%
Switzerland	2.0%
India	2.0%
Taiwan	2.0%
Australia	1.6%
Other#	11.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000154548 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Small-Cap Equity Factor ETF
Class Name	iShares International Small-Cap Equity Factor ETF
Trading Symbol	ISCF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Small-Cap Equity Factor ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  Higher interest rates have worked against smaller-capitalization names, causing them to underperform their larger peers.
  However, market sentiment swung late in the period amid a shift away from technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with exposure to value advanced for the reporting period, as the current geopolitical and economic landscape has moved global risk appetites lower, accelerating the rotation from cyclicals stocks into defensive/growth compounders with our cyclicals versus defensive pair down. Momentum also contributed to performance.
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks, which comprise approximately 25% of the Fund on average, have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. In the United Kingdom, which comprises about 14% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Stocks in Germany detracted from the Fund’s performance during the reporting period, most notably within the materials sector. Hong Kong stocks were negatively impacted by economic weakness in China during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 28, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.57%	6.63%	6.26%
Fund Market	9.19	6.70	6.22
S&P Developed ex US Broad Market Index	10.38	7.12	4.92
STOXX International Small-Cap Equity Factor Index	9.18	6.83	6.46

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 556,867,486
Holdings Count | Holding	971
Advisory Fees Paid, Amount	$ 1,265,111
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$556,867,486
Number of Portfolio Holdings	971
Net Investment Advisory Fees	$1,265,111
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.7%
Consumer Discretionary	14.5%
Financials	14.1%
Information Technology	11.6%
Materials	10.1%
Real Estate	9.8%
Health Care	4.6%
Consumer Staples	4.3%
Energy	4.2%
Communication Services	3.8%
Utilities	3.3%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.2%
United Kingdom	15.6%
Canada	9.9%
Australia	7.0%
Switzerland	6.3%
France	5.1%
Germany	4.8%
Sweden	4.0%
Italy	3.3%
Spain	2.8%
Other#	15.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a change in the Fund’s investment advisory agreement during the prior fiscal year.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000156613 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Size Factor ETF
Class Name	iShares MSCI Intl Size Factor ETF
Trading Symbol	ISZE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Size Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Size Factor ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. Performance was led by information technology companies amid enthusiasm over artificial intelligence, resulting in large-capitalization stocks outperforming their smaller peers.
  Given challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprised about 27% of the Fund on average, contributed the most to the Fund’s return. Japan’s stock market accelerated to new highs during the reporting period, and financial firms were helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Canada, which represented approximately 10% of the Fund on average, materials stocks contributed to performance, largely due to increased gold exports. The country is one of the world’s leading gold producers and exporters and benefited as gold prices reached all-time highs.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 16, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.04%	5.06%	4.58%
Fund Market	7.11	5.24	4.58
MSCI ACWI ex USA Index	9.75	6.29	4.99
MSCI World ex USA Low Size Index	7.18	5.24	4.69

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,376,244
Holdings Count | Holding	819
Advisory Fees Paid, Amount	$ 24,583
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,376,244
Number of Portfolio Holdings	819
Net Investment Advisory Fees	$24,583
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	19.9%
Financials	17.7%
Consumer Discretionary	10.5%
Materials	8.3%
Information Technology	7.9%
Consumer Staples	7.8%
Health Care	7.6%
Communication Services	5.8%
Real Estate	5.7%
Utilities	5.3%
Energy	3.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	26.3%
Canada	10.8%
United Kingdom	9.7%
Australia	7.3%
France	6.8%
Germany	6.3%
Switzerland	5.1%
Sweden	4.8%
Netherlands	3.1%
Hong Kong	3.0%
Other#	16.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023.
On June 5, 2024, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2024. Proceeds of the liquidation were sent to shareholders on August 15, 2024.

C000156614 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Value Factor ETF
Class Name	iShares MSCI Intl Value Factor ETF
Trading Symbol	IVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
International developed markets were impacted by geopolitical tensions and high interest rates, as central banks continued to attempt to tame high inflation. In this environment, stocks with value-oriented characteristics advanced.
Stocks in Japan, which represented approximately 33% of the Fund on average, led the Fund’s return during the reporting period. Japanese stocks have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. In the United Kingdom, which comprised about 16% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
In Germany, stock performance was hindered by economic challenges, including weak growth and slipping business expectations during the reporting period. In particular, healthcare stocks declined as several companies reported gloomy outlooks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 16, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.34%	8.54%	4.93%
Fund Market	12.88	8.58	4.91
MSCI ACWI ex USA Index	9.75	6.29	4.99
MSCI World ex USA Enhanced Value Index	13.44	8.72	5.02

Performance Inception Date	Jun. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,791,353,672
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 5,086,180
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,791,353,672
Number of Portfolio Holdings	357
Net Investment Advisory Fees	$5,086,180
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.0%
Industrials	16.4%
Health Care	12.5%
Consumer Discretionary	9.8%
Information Technology	9.5%
Consumer Staples	8.5%
Materials	6.9%
Energy	5.6%
Communication Services	3.8%
Utilities	3.1%
Real Estate	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	31.5%
United Kingdom	17.0%
France	11.3%
Germany	10.6%
Switzerland	5.3%
Italy	4.2%
Spain	3.1%
Canada	3.0%
Netherlands	2.9%
Australia	2.0%
Other#	9.1%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000157303 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Class Name	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Trading Symbol	HAWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI ACWI ex U.S. ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[3]
Expense Ratio, Percent	0.03%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period even as geopolitical strife and trade tensions increased.
  Market strength was driven by enthusiasm for artificial intelligence, propelling information technology stocks to record highs.
  While the European Central Bank cut its primary lending rate, the Bank of Japan increased interest rates. Japan’s central bank also engaged in buying the Japanese yen in open markets to pause the currency’s decline.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise approximately 15% of the Fund on average, contributed the most to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). Indian stocks contributed, helped by growing market confidence, an infrastructure boom, and positive economic data. In the industrials sector, automotive stocks benefited from record-high car sales.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks, which represent approximately 8% of the Fund on average. In particular, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these firms. In Hong Kong, casino stocks declined amid tightened regulations and deteriorating U.S.-China relations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	14.62%	9.37%	7.62%
Fund Market	14.45	9.36	7.61
MSCI ACWI ex USA Index	9.75	6.29	5.10
MSCI ACWI ex USA 100% Hedged to USD Index	15.45	9.55	7.73

Performance Inception Date	Jun. 29, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 229,557,895
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 57,791
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$229,557,895
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$57,791
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	44.8%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.2	) %
Other assets less liabilities	(43.7	) %
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	22.1%
Industrials	13.8%
Information Technology	13.5%
Consumer Discretionary	10.9%
Health Care	9.7%
Consumer Staples	7.4%
Materials	7.0%
Energy	5.4%
Communication Services	5.2%
Utilities	3.2%
Real Estate	1.8%
(a)	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
(b)	Excludes money market funds.

C000210492 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Future Cloud 5G and Tech ETF
Class Name	iShares Future Cloud 5G and Tech ETF
Trading Symbol	IDAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Future Cloud 5G and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Cloud 5G and Tech ETF	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector. A handful of companies dominated markets due to their ability to rapidly innovate, capture significant market share, and generate substantial profits.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 77% of the Fund on average during the reporting period, contributed the most to the Funds’s return, led by information technology stocks. Increased usage and demand for AI reverberated across the information technology sector. Semiconductor manufacturers benefited, as they provide the backbone for the complex calculations required for AI algorithms. Among technology hardware stocks, firms that provide data-driven networking solutions, particularly in data centers and cloud environments, also benefited from the increased AI usage. Memory solution providers also gained, given the substantial requirements needed to run generative AI applications. Outside of the United States, semiconductor firms in Taiwan also advanced on strong demand for the chips that are needed for mobile phones.
What detracted from performance?
There were only minimal detractors to the Fund’s performance during the reporting period. Several application software and systems software stocks declined as they faced increased competition, lower-than-expected revenue, and reduced future guidance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 8, 2021 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	21.04%	7.49%
Fund Market	20.96	7.41
MSCI All Country World Index	17.02	5.88
Morningstar® Global Digital Infrastructure & Connectivity Index℠	21.23	7.56

Performance Inception Date	Jun. 08, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 26, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,376,700
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 30,826
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,376,700
Number of Portfolio Holdings	49
Net Investment Advisory Fees	$30,826
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	35.0%
Communications Equipment	15.3%
Technology Hardware, Storage & Peripherals	11.8%
Software	9.8%
IT Services	9.0%
Specialized REITs	6.1%
Diversified Telecommunication Services	5.6%
Electronic Equipment, Instruments & Components	4.9%
Chemicals	2.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	77.3%
Taiwan	4.3%
Japan	3.7%
Finland	2.8%
Sweden	2.6%
China	2.3%
Spain	1.9%
Germany	1.9%
Australia	1.3%
Italy	1.3%
Singapore	0.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 26, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Material Fund Change Risks Change [Text Block]	On June 26, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000205801 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Self-Driving EV and Tech ETF
Class Name	iShares Self-Driving EV and Tech ETF
Trading Symbol	IDRV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Self-Driving EV and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Self-Driving EV and Tech ETF	$39	0.47%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  Sales of electric vehicles (“EV”) increased in 2023; however, these manufacturers suffered from intensified competition and escalating price wars.
  Market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Switzerland modestly contributed to the Fund’s return during the reporting period as a global technology company that manufactures factory robots and electric motors for ships advanced. The firm reported better-than-expected first-quarter profit and signaled faster growth in the coming months. A French automaker with a long history and a dedicated EV platform gained after the company canceled plans to spin off its dedicated electric vehicle and software business.
What detracted from performance?
Amid slowing profitability and increased competition, companies that make EVs and firms that supply components to these manufacturers slumped. U.S. stocks, which represented approximately 31% of the Fund on average during the reporting period, were the largest detractor from performance. Reports of self-driving safety issues from the world’s largest EV manufacturer also hindered the performance of the industry. While China is the world’s largest market for EVs, these automobile manufacturers declined as the United States, the European Union, and Latin America increased tariffs on Chinese imports and fears grew that more countries would do the same.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 16, 2019 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years	Since Fund Inception
Fund NAV	(34.17	) %	5.81%	4.59%
Fund Market	(34.24)		5.76	4.53
MSCI All Country World Index	17.02		11.05	10.64
NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index	(35.22)		5.58	4.36

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 197,174,584
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 1,440,717
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$197,174,584
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$1,440,717
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	63.4%
Industrials	21.2%
Materials	7.8%
Information Technology	7.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	33.7%
China	20.5%
South Korea	10.0%
Germany	8.2%
France	8.0%
Japan	6.8%
Switzerland	4.1%
Australia	3.3%
Sweden	2.7%
Taiwan	1.2%
Other#	1.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000210493 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Cybersecurity and Tech ETF
Class Name	iShares Cybersecurity and Tech ETF
Trading Symbol	IHAK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Cybersecurity and Tech ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cybersecurity and Tech ETF	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector. A handful of companies dominated markets due to their ability to rapidly innovate, capture significant market share, and generate substantial profits.
  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.
What contributed to performance?
U.S. stocks, which represented approximately 72% of the Fund on average during the reporting period, contributed the most to the Fund’s return. As more and more transactions are performed online, threats of financial fraud, unauthorized access, and identity theft have made cybersecurity essential. U.S. cybersecurity stocks that analyze threats and provide real-time protection gained due to the increased need for protection from cyber threats and unauthorized access to data and computer networks. Among U.S. industrials stocks, those that provide technology and services to support government transformation and national security missions benefited performance. Israeli systems software and solution providers also gained, as the country is a leader in technological innovation and spends a high percentage of its gross domestic product (“GDP”) on research, development, and innovation.
What detracted from performance?
On the downside, Canadian stocks detracted from the Fund’s return during the reporting period. Falling revenue due to increased competition weighed heavily on the stock of a software provider.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2019 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	18.73%	12.41%	13.45%
Fund Market	18.58	12.39	13.43
MSCI All Country World Index	17.02	11.05	11.22
NYSE® FactSet® Global Cyber Security Index	17.21	12.43	13.50

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 863,631,323
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,445,852
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$863,631,323
Number of Portfolio Holdings	37
Net Investment Advisory Fees	$3,445,852
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Software	65.4%
Professional Services	13.2%
IT Services	10.9%
Communications Equipment	10.5%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.6%
Israel	9.4%
Japan	4.8%
Taiwan	3.6%
United Kingdom	3.4%
Denmark	2.2%
Germany	2.2%
Canada	1.7%
Malaysia	1.2%
Turkey	0.6%
South Korea	0.3%
(a)	Excludes money market funds.

C000212225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Genomics Immunology and Healthcare ETF
Class Name	iShares Genomics Immunology and Healthcare ETF
Trading Symbol	IDNA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Genomics Immunology and Healthcare ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Genomics Immunology and Healthcare ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The U.S. Federal Reserve Bank left rates on hold during the reporting period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.
  However, market sentiment swung late in the one-year period amid a shift away from information technology stocks and growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
U.S. stocks, which represented approximately 68% of the Fund on average during the reporting period, contributed the most to the Fund’s return. Biotechnology firms led healthcare stocks, powered by approvals from the U.S. Food and Drug Administration, positive clinical trials, and promising pipelines that helped to boost revenue. Pharmaceutical companies advanced amid ongoing strong sales of their blockbuster drugs. A Danish pharmaceutical firm gained following positive clinical data from for its experimental daily pill for obesity and type 2 diabetes.
What detracted from performance?
A specialty chemical company within the materials sector in the United States was a large detractor from the Fund’s performance during the reporting period. The firm faced decreasing revenue following the expected ramp down of COVID-19 testing for U.S. students. In Germany, stocks of biotechnology companies declined amid a shift away from COVID-19 treatments and court proceedings over intellectual property rights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 11, 2019 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years		Since Fund Inception
Fund NAV	4.98%	(1.34	) %	1.05%
Fund Market	4.70	(1.39)		1.01
MSCI All Country World Index	17.02	11.05		11.22
NYSE® FactSet® Global Genomics and Immuno Biopharma Index	5.01	(1.17)		1.18

Performance Inception Date	Jun. 11, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 140,404,921
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 616,871
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$140,404,921
Number of Portfolio Holdings	52
Net Investment Advisory Fees	$616,871
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	74.6%
Pharmaceuticals	23.6%
Life Sciences Tools & Services	1.2%
Chemicals	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	67.5%
Japan	5.5%
Switzerland	4.7%
France	4.5%
China	4.1%
Denmark	4.0%
United Kingdom	3.7%
Germany	3.4%
South Korea	1.1%
Netherlands	0.8%
Canada	0.7%
(a)	Excludes money market funds.

C000179059 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI International Developed Markets ETF
Class Name	iShares Core MSCI International Developed Markets ETF
Trading Symbol	IDEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI International Developed Markets ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI International Developed Markets ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 22% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. The country’s stock market benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Banking stocks were helped as rising interest rates contributed to higher yields on loans and bonds held. The industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. Financial stocks in the United Kingdom (“U.K.”) benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 21, 2017 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.22%	7.50%	6.91%
Fund Market	10.98	7.66	6.91
MSCI ACWI ex USA Index	9.75	6.29	6.00
MSCI World ex USA Investable Market Index	10.82	7.25	6.62

Performance Inception Date	Mar. 21, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,110,677,357
Holdings Count | Holding	2,228
Advisory Fees Paid, Amount	$ 4,880,880
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,110,677,357
Number of Portfolio Holdings	2,228
Net Investment Advisory Fees	$4,880,880
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.7%
Industrials	17.3%
Health Care	11.3%
Consumer Discretionary	10.5%
Information Technology	9.1%
Consumer Staples	7.9%
Materials	7.6%
Energy	5.5%
Communication Services	3.8%
Utilities	3.2%
Real Estate	3.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.4%
United Kingdom	13.6%
Canada	10.5%
France	9.0%
Switzerland	8.2%
Germany	7.1%
Australia	6.8%
Netherlands	4.0%
Denmark	3.2%
Sweden	3.2%
Other#	12.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000201209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Robotics and Artificial Intelligence Multisector ETF
Class Name	iShares Robotics and Artificial Intelligence Multisector ETF
Trading Symbol	IRBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Robotics and Artificial Intelligence Multisector ETF	$47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), which was particularly evident in the information technology sector.
  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.
What contributed to performance?
U.S. stocks, which represented approximately 51% of the Fund on average during the reporting period, contributed to the Fund’s return. Increased usage and demand for AI reverberated across the information technology sector, benefiting semiconductor manufacturers that provide the backbone for the complex calculations required for AI algorithms. Application software firms gained as they provided AI solutions to increase productivity and accelerate business outcomes.
What detracted from performance?
Stocks of companies producing or using robotics and AI applications detracted from the Fund’s return during the reporting period. Geopolitical tensions, weak domestic demand, increased regulatory oversight, and the threat of additional trade sanctions and tariffs weighed on Chinese stocks. Within the media and entertainment industry, the threat of proposed rules designed to reduce spending and rewards in online gaming weighed on returns, although these regulations have yet to be enacted. Among interactive media and services firms, stocks of social media and Internet search companies declined. In France, high debt, low investor confidence, and a failed sale of a flagging business area sent the stock of an information technology consulting company lower.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 26, 2018 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years	Since Fund Inception
Fund NAV	(1.95	) %	7.19%	6.85%
Fund Market	(2.49)		7.12	6.81
MSCI All Country World Index	17.02		11.05	10.05
NYSE® FactSet® Global Robotics and Artificial Intelligence Index	(1.67)		7.42	7.07

Performance Inception Date	Jun. 26, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 12, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 638,200,718
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,734,104
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$638,200,718
Number of Portfolio Holdings	105
Net Investment Advisory Fees	$2,734,104
Portfolio Turnover Rate	40%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	54.1%
Communication Services	20.7%
Industrials	17.2%
Consumer Discretionary	5.9%
Financials	1.1%
Health Care	1.0%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.4%
China	12.6%
Japan	10.3%
Taiwan	8.0%
South Korea	2.8%
Israel	1.8%
Germany	1.7%
France	1.6%
Guernsey	1.2%
India	1.1%
Other#	6.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.

Material Fund Change Name [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Objectives [Text Block]
On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of U.S. and non U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services. These changes became effective on August 12, 2024.

Material Fund Change Strategies [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	On June 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Robotics and Artificial Intelligence Multisector ETF to iShares Future AI & Tech ETF, the ticker from IRBO to ARTY, the fiscal year end from July 31 to March 31, and the underlying index from NYSE® FactSet® Global Robotics and Artificial Intelligence Index to Morningstar Global Artificial Intelligence Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000157306 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Class Name	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Trading Symbol	HSCZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE Small-Cap ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[4]
Expense Ratio, Percent	0.03%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  While global equities rose for the reporting period, small-capitalization stocks underperformed their larger-capitalization peers due to increasing risk aversion and their vulnerability to high inflation, rising interest rates, a slowing economy, and the war in Ukraine.
  In Europe, concerns grew over slowing economic growth and the European Central Bank cut its primary lending rate, a major turning point in monetary policy, as higher borrowing costs have negatively impacted both consumers and businesses.
  Conversely, the Bank of Japan exited its zero-interest rate policy that it had held since 2016.
What contributed to performance?
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks comprise approximately 34% of the Fund on average, and benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. Regional banking stocks positively impacted the Fund’s return following the Bank of Japan’s gradual move away from negative interest rates. The United Kingdom comprises approximately 15% of the Fund on average, also contributed. Toward the end of the reporting period, news of the Labour Party’s election win helped smaller-capitalization stocks, which rose on hopes of improved economic growth.
What detracted from performance?
Germany’s industrials sector declined during the reporting period. Added to higher energy costs, the sector also felt the effects of geopolitical strife, with shipment delays stemming from both the Russia/Ukraine war and the crisis in the Middle East. In addition to cooling economic data, French small caps lagged due to political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 29, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	15.34%	9.95%	8.93%
Fund Market	15.35	9.92	8.93
MSCI ACWI ex USA Index	9.75	6.29	5.10
MSCI EAFE Small Cap 100% Hedged to USD Index	16.41	10.25	9.13

Performance Inception Date	Jun. 29, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 150,905,323
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 33,777
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$150,905,323
Number of Portfolio Holdings	115
Net Investment Advisory Fees	$33,777
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.2%
Short-term Investments	0.0	%(a)
Forward foreign currency exchange contracts, net cumulative depreciation	(2.4	) %
Other assets less liabilities	2.2%
Sector allocation (of the underlying fund)(b)
Sector	Percent of Total Investments(c)
Industrials	23.3%
Financials	12.8%
Consumer Discretionary	12.6%
Real Estate	10.7%
Information Technology	9.4%
Materials	9.2%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	3.7%
Energy	3.3%
Utilities	2.6%
(a)	Rounds to less than 0.1%.
(b)	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
(c)	Excludes money market funds.

C000082529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Financials ETF
Class Name	iShares MSCI Europe Financials ETF
Trading Symbol	EUFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Europe Financials ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Financials ETF	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period. While the war in Ukraine continued to weigh on European equities, the first half of the period saw the financials sector benefit from wider interest rate margins as interest rates remained high.
  As inflation moved closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden. In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June.
  During the second half of the reporting period, the performance of banks was helped by the prospects of lower interest rates and the hopes of increased loan demand.
What contributed to performance?
The United Kingdom (“U.K.”) comprised approximately 23% of the Fund on average and was a large driver of the Fund’s return during the reporting period. U.K. banks benefited from robust earnings supported by higher interest rates as well as strong liquidity positions. While Italian banks initially declined on news of the Italian Windfall Tax for Banks, a one-time tax that applies to Italian banks and foreign bank branches, stocks quickly recovered. Bank performance was boosted by substantially higher lending income, and Italian banks made significant strides in cost-cutting. Additionally, earnings for Italian financial firms were supported by expanded fees from wealth management units. German financial firms, which comprised approximately 14% of the Fund on average during the reporting period, also benefited from solid earnings and positive future guidance.
What detracted from performance?
For the reporting period ended July 31, 2024, there were no material detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.74%	10.15%	3.79%
Fund Market	22.11	10.30	3.87
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe Financials Index	21.48	10.14	3.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,998,357,292
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,772,499
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,998,357,292
Number of Portfolio Holdings	83
Net Investment Advisory Fees	$6,772,499
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	48.9%
Insurance	28.3%
Capital Markets	16.2%
Financial Services	6.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.3%
Switzerland	14.3%
Germany	13.5%
France	9.4%
Italy	8.9%
Spain	8.2%
Netherlands	6.4%
Sweden	6.3%
Finland	2.7%
Belgium	1.8%
Other#	4.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000061364 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ETF
Class Name	iShares MSCI ACWI ETF
Trading Symbol	ACWI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate in June, while the U.S. Federal Reserve Bank left interest rates unchanged. The Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The United States is the largest component of the Fund, comprising approximately 63% on average during the reporting period, and was also the most significant driver of the Fund’s return. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. Among these stocks, those that produce semiconductors were the most significant beneficiaries of excitement for AI and the U.S. government’s efforts to increase domestic chipmaking capacity. The financials sector was helped by solid earnings results from wealth management firms.
What detracted from performance?
Chinese stocks were modest detractors from the Fund’s performance during the reporting period. The country’s economic struggles continued, and equities have been negatively impacted by overall weak domestic demand. Electric vehicle manufacturers were notably weak as tariffs were increased by the United States and the European Union.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.06%	11.08%	8.89%
Fund Market	16.91	11.14	8.91
MSCI All Country World Index	17.02	11.05	8.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 18,219,793,036
Holdings Count | Holding	2,364
Advisory Fees Paid, Amount	$ 58,548,495
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,219,793,036
Number of Portfolio Holdings	2,364
Net Investment Advisory Fees	$58,548,495
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.0%
Financials	16.1%
Health Care	11.0%
Industrials	10.6%
Consumer Discretionary	10.3%
Communication Services	7.6%
Consumer Staples	6.3%
Energy	4.4%
Materials	4.0%
Utilities	2.6%
Real Estate	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.3%
Japan	5.3%
United Kingdom	3.4%
Canada	2.7%
France	2.5%
China	2.5%
Switzerland	2.2%
India	2.0%
Germany	2.0%
Taiwan	1.9%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065072 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI All Country Asia ex Japan ETF
Class Name	iShares MSCI All Country Asia ex Japan ETF
Trading Symbol	AAXJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI All Country Asia ex Japan ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI All Country Asia ex Japan ETF	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Asian equities rose during the reporting period but underperformed the broader markets amid weakening growth in China and a stronger U.S. dollar.
  In China, weak economic growth led to substantial government stimulus packages intended to boost retail spending and consumer confidence.
  The reelection of Indian Prime Minister Narendra Modi and the formation of a coalition government helped dispel market concerns over the direction of equity reforms in the country.
What contributed to performance?
Optimism over economic growth, increased liquidity, and solid corporate earnings helped Indian equities contribute to the Fund’s return during the reporting period. Automotive stocks gained on solid sales data and positive market sentiment. Given that automakers are interest-rate sensitive and higher rates increase car loan costs, these stocks gained on hopes the Reserve Bank of India had finished raising rates. India’s industrials sector rose amid a spending push on infrastructure. Information technology stocks in Taiwan, particularly semiconductor manufacturers, benefited from excitement over increased demand for artificial intelligence (“AI”). These companies provide the backbone for the complex calculations required for AI algorithms.
What detracted from performance?
Stocks in China modestly detracted from the Fund’s performance during the reporting period, with the country comprising about 31% of the Fund on average. China’s economic struggles continued as trade wars and tariffs from the United States and the European Union weighed on the performance of several industries, including automobiles and broadline retail companies. Given Hong Kong’s status as a special administrative region of China, stocks were more susceptible to China’s economic slowdown and regulatory scrutiny. In particular, slumping property values hindered Hong Kong’s real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.60%	2.92%	2.97%
Fund Market	4.63	3.11	3.05
MSCI Emerging Markets Index	6.27	3.41	2.63
MSCI AC Asia ex Japan Index	6.24	3.85	3.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,358,375,781
Holdings Count | Holding	995
Advisory Fees Paid, Amount	$ 17,172,158
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,358,375,781
Number of Portfolio Holdings	995
Net Investment Advisory Fees	$17,172,158
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	28.1%
Financials	20.4%
Consumer Discretionary	13.1%
Communication Services	9.3%
Industrials	7.7%
Materials	4.6%
Consumer Staples	4.2%
Energy	3.9%
Health Care	3.5%
Utilities	3.0%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	27.9%
India	22.9%
Taiwan	21.5%
South Korea	14.0%
Hong Kong	4.5%
Singapore	3.5%
Indonesia	1.9%
Malaysia	1.6%
Thailand	1.6%
Philippines	0.6%
(a)	Excludes money market funds.

C000099140 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Min Vol Factor ETF
Class Name	iShares MSCI EAFE Min Vol Factor ETF
Trading Symbol	EFAV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Min Vol Factor ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 27% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, the industrials sector was helped by increased government actions aimed at boosting manufacturing in the country.
What detracted from performance?
Stocks in New Zealand modestly detracted from the Fund’s return during the reporting period as the country suffered from economic weakness, negatively impacting stocks in the industrial sector. In Ireland, consumer staples stocks declined amid squeezing profit margins.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.09%	3.24%	4.21%
Fund Market	9.68	3.29	4.21
MSCI All Country World Index	17.02	11.05	8.74
MSCI EAFE Minimum Volatility (USD) Index	9.89	3.18	4.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,631,809,752
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 14,192,984
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,631,809,752
Number of Portfolio Holdings	244
Net Investment Advisory Fees	$14,192,984
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.2%
Health Care	16.7%
Industrials	15.5%
Consumer Staples	13.2%
Communication Services	9.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Information Technology	4.9%
Energy	4.5%
Materials	2.0%
Real Estate	1.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	28.3%
Switzerland	13.7%
United Kingdom	9.7%
France	7.2%
Hong Kong	5.6%
Germany	5.4%
Netherlands	4.1%
Singapore	4.1%
Spain	3.9%
Australia	3.4%
Other#	14.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000119715 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI EAFE ETF
Class Name	iShares Core MSCI EAFE ETF
Trading Symbol	IEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI EAFE ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 24% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs following ongoing corporate reforms and as the Bank of Japan ended its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China, making them susceptible to China’s recent economic slowdown and increased regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.24%	7.30%	5.07%
Fund Market	10.99	7.44	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE IMI Index	10.92	7.08	4.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 120,159,549,449
Holdings Count | Holding	2,745
Advisory Fees Paid, Amount	$ 74,958,004
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$120,159,549,449
Number of Portfolio Holdings	2,745
Net Investment Advisory Fees	$74,958,004
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.3%
Industrials	17.9%
Health Care	12.6%
Consumer Discretionary	11.3%
Information Technology	9.2%
Consumer Staples	8.3%
Materials	6.9%
Communication Services	4.1%
Energy	3.9%
Real Estate	3.3%
Utilities	3.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.0%
United Kingdom	15.2%
France	10.1%
Switzerland	9.1%
Germany	7.9%
Australia	7.7%
Netherlands	4.5%
Denmark	3.6%
Sweden	3.5%
Italy	2.8%
Other#	10.6%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000119716 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Total International Stock ETF
Class Name	iShares Core MSCI Total International Stock ETF
Trading Symbol	IXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Total International Stock ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Total International Stock ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 16% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. Financials stocks benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Additionally, the industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. In Taiwan, equities, particularly semiconductor manufacturers, benefited from excitement over increased AI demand. These companies provide the backbone for the complex calculations required for AI algorithms.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks as the country continued to face economic weakness. Chinese automobile manufacturers faced challenges from increasing import tariffs from the United States and the European Union. Amid slowing retail sales, broadline retailers, those that offer a wide range of consumer discretionary merchandise to end consumers, also hindered performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.84%	6.49%	4.43%
Fund Market	9.68	6.64	4.46
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI ACWI ex USA IMI	9.78	6.39	4.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 37,872,500,211
Holdings Count | Holding	4,430
Advisory Fees Paid, Amount	$ 23,755,273
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$37,872,500,211
Number of Portfolio Holdings	4,430
Net Investment Advisory Fees	$23,755,273
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.6%
Industrials	14.9%
Information Technology	13.2%
Consumer Discretionary	11.0%
Health Care	9.3%
Materials	7.6%
Consumer Staples	7.2%
Energy	5.2%
Communication Services	5.0%
Utilities	3.2%
Real Estate	2.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	15.9%
United Kingdom	9.7%
Canada	7.5%
France	6.4%
China	6.3%
India	6.2%
Switzerland	5.8%
Taiwan	5.5%
Germany	5.0%
Australia	4.9%
Other#	26.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000149148 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Quality Factor ETF
Class Name	iShares MSCI Intl Quality Factor ETF
Trading Symbol	IQLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 12% of the Fund on average, strongly contributed to the Fund’s return. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in France detracted the most from the Fund’s return during the reporting period, most notably within the consumer discretionary sector as consumers continue to curb their spending on luxury goods.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.48%	8.40%	7.30%
Fund Market	11.11	8.49	7.28
MSCI ACWI ex USA Index	9.75	6.29	5.47
MSCI World ex USA Sector Neutral Quality Index	11.26	8.45	7.44

Performance Inception Date	Jan. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,083,998,916
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 22,212,680
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,083,998,916
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$22,212,680
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.8%
Industrials	16.9%
Health Care	12.2%
Consumer Discretionary	10.3%
Information Technology	8.8%
Consumer Staples	8.2%
Materials	7.2%
Energy	5.6%
Communication Services	3.8%
Utilities	3.3%
Real Estate	1.9%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	17.2%
Switzerland	15.2%
Japan	13.0%
France	8.5%
Netherlands	7.4%
Canada	7.0%
Australia	5.8%
Germany	5.4%
Denmark	4.7%
Sweden	4.6%
Other#	11.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000148919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China A ETF
Class Name	iShares MSCI China A ETF
Trading Symbol	CNYA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$41	0.44%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Emerging market equities rose during the reporting period but underperformed the broader markets as geopolitical uncertainty and a stronger U.S. dollar weighed on performance.
  China’s economic struggles continued, with the housing sector facing particular challenges due to a major property company defaulting and falling home prices. Overall weak domestic demand has led to substantial stimulus packages by the Chinese government in an attempt to boost retail spending and consumer confidence.
  These major policy interventions enacted by the Chinese government helped to ease investor concerns, but equities still underperformed the broader markets during the period.
What contributed to performance?
Stocks in China’s burgeoning renewable energy sector modestly contributed to the Fund’s return during the reporting period. Firms that supply hydropower generation helped to boost clean energy generation amid recent heavy deluges in several provinces.
What detracted from performance?
Domestic Chinese equities declined during the reporting period, pulled down by weak domestic economic growth and increasing regulatory actions from the Chinese government. Consumer staples stocks were among the largest detractors from the Fund’s return, hindered by food, beverage, and tobacco companies. Notably, decreasing consumer spending impacted premier alcoholic beverage stocks, which declined during the reporting period. In the information technology sector, semiconductor companies were negatively affected by threats of more trade sanctions and tariffs against China from the United States and other countries. Among stocks in the consumer discretionary sector, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 13, 2016 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		Since Fund Inception
Fund NAV	(14.19	) %	(0.20	) %	2.84%
Fund Market	(14.20)		(0.02)		2.80
MSCI Emerging Markets Index	6.27		3.41		6.27
MSCI China A Inclusion Index	(13.77)		0.11		2.23

Performance Inception Date	Jun. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 268,939,018
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 1,071,016
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$268,939,018
Number of Portfolio Holdings	488
Net Investment Advisory Fees	$1,071,016
Portfolio Turnover Rate	73%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.5%
Industrials	15.4%
Information Technology	14.9%
Consumer Staples	12.2%
Materials	10.9%
Consumer Discretionary	7.2%
Health Care	7.0%
Utilities	5.3%
Energy	4.0%
Communication Services	1.5%
Real Estate	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	5.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	2.1%
China Merchants Bank Co. Ltd., Class A	1.9%
Wuliangye Yibin Co. Ltd., Class A	1.4%
Ping An Insurance Group Co. of China Ltd., Class A	1.3%
BYD Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.1%
Industrial & Commercial Bank of China Ltd., Class A	1.0%
Industrial Bank Co. Ltd., Class A	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	5.0%
Contemporary Amperex Technology Co. Ltd., Class A	2.3%
China Yangtze Power Co. Ltd., Class A	2.1%
China Merchants Bank Co. Ltd., Class A	1.9%
Wuliangye Yibin Co. Ltd., Class A	1.4%
Ping An Insurance Group Co. of China Ltd., Class A	1.3%
BYD Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.1%
Industrial & Commercial Bank of China Ltd., Class A	1.0%
Industrial Bank Co. Ltd., Class A	1.0%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to the elimination of a voluntary fee waiver during the prior fiscal year.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000149147 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Intl Momentum Factor ETF
Class Name	iShares MSCI Intl Momentum Factor ETF
Trading Symbol	IMTM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  With challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks with momentum characteristics advanced across regions during the reporting period. As markets consistently trended upward, the momentum factor strongly contributed to returns.
Japanese equities, which comprise about 39% of the Fund on average, meaningfully contributed to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 13, 2015 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	19.98%	8.97%	7.26%
Fund Market	19.78	9.11	7.27
MSCI ACWI ex USA Index	9.75	6.29	5.47
MSCI World ex USA Momentum Index	20.32	9.23	7.54

Performance Inception Date	Jan. 13, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,240,649,449
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 5,356,821
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,240,649,449
Number of Portfolio Holdings	306
Net Investment Advisory Fees	$5,356,821
Portfolio Turnover Rate	70%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	26.8%
Financials	24.0%
Information Technology	14.8%
Consumer Discretionary	11.5%
Health Care	9.2%
Materials	4.9%
Communication Services	2.6%
Real Estate	2.3%
Energy	1.7%
Consumer Staples	1.6%
Utilities	0.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	42.8%
France	8.2%
Germany	7.0%
Netherlands	6.3%
United Kingdom	6.2%
Canada	5.3%
Denmark	5.2%
Switzerland	4.5%
Italy	3.6%
Australia	3.6%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000140338 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Pacific ETF
Class Name	iShares Core MSCI Pacific ETF
Trading Symbol	IPAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Asian equities rose during the reporting period but underperformed the broader markets amid weakening growth in China and a stronger U.S. dollar.
  Japanese equities meaningfully outperformed their Asian peers, supported by central bank actions and improved corporate governance. The Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Conversely, in China, weak economic growth led to substantial government stimulus packages intended to boost retail spending and consumer confidence.
What contributed to performance?
Japanese equities, which comprise about 68% of the Fund on average, overwhelmingly contributed to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs, benefiting from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. Banking stocks positively impacted the Fund’s return as rising interest rates contributed to higher yields on loans and bonds held by banks. The industrials sector was supported by a weaker yen, higher exports, and increased demand for factory construction and large-scale redevelopment projects. The Japanese government’s policies aimed at promoting digital transformation and innovation in technology sectors also boosted the performance of information technology stocks.
What detracted from performance?
Stocks in Hong Kong detracted from the Fund’s return during the reporting period. Given Hong Kong’s status as a special administrative region of China, stocks were more susceptible to China’s economic slowdown and regulatory scrutiny. The financials stocks declined amid tightened regulations and deteriorating U.S.-China relations, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.01%	5.90%	5.01%
Fund Market	10.59	5.95	5.01
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Pacific IMI	11.30	5.83	4.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,032,570,359
Holdings Count | Holding	1,459
Advisory Fees Paid, Amount	$ 1,657,847
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,032,570,359
Number of Portfolio Holdings	1,459
Net Investment Advisory Fees	$1,657,847
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.6%
Industrials	19.0%
Consumer Discretionary	14.0%
Information Technology	10.5%
Materials	8.1%
Health Care	7.5%
Real Estate	5.8%
Communication Services	5.5%
Consumer Staples	5.3%
Utilities	2.0%
Energy	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	69.2%
Australia	21.2%
Hong Kong	4.7%
Singapore	4.2%
New Zealand	0.7%
(a)	Excludes money market funds.

C000140337 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Europe ETF
Class Name	iShares Core MSCI Europe ETF
Trading Symbol	IEUR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Europe ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Europe ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period.
  As inflation moved closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden. In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Stocks in the United Kingdom (“U.K.”), which comprise approximately 23% of the Fund on average, contributed meaningfully to the Fund’s return during the reporting period. In the financials sector, U.K. banks benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers. Stocks in the U.K. industrials sector were helped by increased government actions aimed at boosting manufacturing in the country. In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
On a country level, there were no detractors from the Fund’s performance for the reporting period. However, consumer discretionary and consumer staples stocks hindered performance. Amid economic uncertainty and rising raw material costs, luxury stocks across Europe were notable detractors, as a shift in consumer preferences and eroding confidence caused weakness among higher-end retailers. These same factors also affected beverage stocks within the consumer staples sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.40%	8.09%	5.11%
Fund Market	11.40	8.26	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe IMI	10.70	7.83	4.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,630,353,384
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 3,911,942
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,630,353,384
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$3,911,942
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.6%
Industrials	17.5%
Health Care	15.6%
Consumer Staples	10.1%
Consumer Discretionary	9.9%
Information Technology	7.9%
Materials	6.4%
Energy	5.2%
Utilities	3.8%
Communication Services	3.3%
Real Estate	1.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.1%
France	16.0%
Switzerland	14.5%
Germany	12.6%
Netherlands	7.2%
Sweden	5.6%
Denmark	5.6%
Italy	4.4%
Spain	4.0%
Belgium	1.7%
Other#	4.3%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000133231 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI EAFE ETF
Class Name	iShares Currency Hedged MSCI EAFE ETF
Trading Symbol	HEFA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI EAFE ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[5]
Expense Ratio, Percent	0.03%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period even as geopolitical strife and trade tensions increased.
  Driven by enthusiasm for artificial intelligence, information technology stocks propelled to record highs.
  While the European Central Bank cut its primary lending rate, the Bank of Japan increased interest rates. Japan’s central bank also engaged in buying the Japanese yen in open markets to pause the currency’s decline.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.81%	11.22%	9.08%
Fund Market	16.88	11.21	9.09
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE® 100% Hedged to USD Index	17.40	11.27	9.21

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,660,168,214
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,359,684
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,660,168,214
Number of Portfolio Holdings	160
Net Investment Advisory Fees	$1,359,684
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.1%
Short-term Investments	21.8%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.0	) %
Other assets less liabilities	(19.9	) %
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	20.4%
Industrials	17.1%
Health Care	13.7%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	8.6%
Materials	6.6%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Real Estate	2.1%
(a)	The underlying fund is iShares MSCI EAFE ETF.
(b)	Excludes money market funds.

C000055846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kokusai ETF
Class Name	iShares MSCI Kokusai ETF
Trading Symbol	TOK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence (“AI”).
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June, while the U.S. Federal Reserve Bank left interest rates unchanged.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
The United States is the largest component of the Fund, comprising approximately 75% on average during the reporting period, and was also the most significant driver of the Fund’s return. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. Among these stocks, those that produce semiconductors were the most significant beneficiaries of excitement for AI and the U.S. government’s efforts to increase domestic chipmaking capacity. The financials sector was helped by solid earnings results from wealth management firms as well as banks benefiting from the prospect of future rate cuts.
What detracted from performance?
Stocks in Hong Kong minimally detracted from the Fund’s performance during the reporting period. Given Hong Kong’s status as a special administrative region of China, financials stocks were negatively impacted by increased regulatory oversight in an attempt to prevent risks that could spread to all segments of the markets. Additionally, China’s prolonged property crisis has weighed on investment activity for financial firms.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.20%	12.70%	10.09%
Fund Market	19.39	12.70	10.13
MSCI All Country World Index	17.02	11.05	8.74
MSCI Kokusai Index	18.47	12.38	9.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 262,446,626
Holdings Count | Holding	1,232
Advisory Fees Paid, Amount	$ 489,111
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$262,446,626
Number of Portfolio Holdings	1,232
Net Investment Advisory Fees	$489,111
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.6%
Financials	15.4%
Health Care	12.2%
Industrials	10.3%
Consumer Discretionary	9.6%
Communication Services	7.5%
Consumer Staples	6.4%
Energy	4.5%
Materials	3.7%
Utilities	2.6%
Real Estate	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	76.1%
United Kingdom	4.1%
Canada	3.2%
France	3.0%
Switzerland	2.6%
Germany	2.3%
Australia	2.0%
Netherlands	1.3%
Denmark	1.0%
Sweden	0.9%
Other#	3.5%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000061363 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI ACWI ex U.S. ETF
Class Name	iShares MSCI ACWI ex U.S. ETF
Trading Symbol	ACWX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 15% of the Fund on average, contributed the most to the Fund’s return during the reporting period. The country’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). Indian stocks contributed, helped by growing market confidence, an infrastructure boom, and positive economic data. In the industrials sector, automotive stocks benefited from record-high car sales.
What detracted from performance?
Detractors from the Fund’s return during the reporting period were driven by Chinese stocks, which represent approximately 8% of the Fund on average. In particular, a push by several U.S. lawmakers to ban lithium-ion batteries for electric vehicles worked against these firms. In Hong Kong, casino stocks declined amid tightened regulations and deteriorating U.S.-China relations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.50%	6.11%	4.07%
Fund Market	9.24	6.22	4.09
MSCI ACWI ex USA Index	9.75	6.29	4.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,566,392,285
Holdings Count | Holding	1,818
Advisory Fees Paid, Amount	$ 14,293,669
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,566,392,285
Number of Portfolio Holdings	1,818
Net Investment Advisory Fees	$14,293,669
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.1%
Industrials	13.8%
Information Technology	13.5%
Consumer Discretionary	10.9%
Health Care	9.7%
Consumer Staples	7.4%
Materials	7.0%
Energy	5.4%
Communication Services	5.2%
Utilities	3.2%
Real Estate	1.8%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	14.9%
United Kingdom	9.7%
Canada	7.6%
France	7.1%
China	6.9%
Switzerland	6.3%
India	5.7%
Germany	5.5%
Taiwan	5.3%
Australia	4.8%
Other#	26.2%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000052896 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Small-Cap ETF
Class Name	iShares MSCI EAFE Small-Cap ETF
Trading Symbol	SCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Higher interest rates have worked against smaller-capitalization names, causing them to underperform their larger peers.
What contributed to performance?
Japanese small-capitalization stocks led the Fund’s return during the reporting period. Japanese stocks, which comprise approximately 34% of the Fund on average, have benefited from resilient economic growth, corporate structural reforms, and a return to monetary policy normalization. The industrials sector was helped by construction manufacturers on increased demand for factory construction and large-scale redevelopment projects. Regional banking stocks positively impacted the Fund’s return following the Bank of Japan’s gradual move away from negative interest rates, which helped boost net interest income. The United Kingdom comprises approximately 15% of the Fund on average, also contributed to the Fund’s return. Toward the end of the reporting period, news of the Labour Party’s election win helped smaller-capitalization stocks, which rose on hopes of improved economic growth.
What detracted from performance?
Germany’s industrials sector declined during the reporting period, detracting from the Fund’s returns. Added to higher energy costs, the sector also felt the effects of geopolitical strife, with shipment delays stemming from both the Russia/Ukraine war and the crisis in the Middle East. In addition to cooling economic data, French small caps lagged due to political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.98%	5.36%	5.05%
Fund Market	8.70	5.51	5.10
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Small Cap Index	9.09	5.50	5.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,751,341,578
Holdings Count | Holding	2,130
Advisory Fees Paid, Amount	$ 38,690,777
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,751,341,578
Number of Portfolio Holdings	2,130
Net Investment Advisory Fees	$38,690,777
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.3%
Financials	12.8%
Consumer Discretionary	12.6%
Real Estate	10.7%
Information Technology	9.4%
Materials	9.2%
Consumer Staples	6.4%
Health Care	6.0%
Communication Services	3.7%
Energy	3.3%
Utilities	2.6%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.4%
United Kingdom	15.7%
Australia	8.9%
Sweden	5.8%
Switzerland	4.4%
Germany	3.9%
France	3.5%
Italy	3.3%
Israel	2.7%
Norway	2.5%
Other#	13.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000050168 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Europe Small-Cap ETF
Class Name	iShares MSCI Europe Small-Cap ETF
Trading Symbol	IEUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Europe Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Europe Small-Cap ETF	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period. However, stocks underperformed their larger-capitalization peers due to increasing risk aversion, their vulnerability to higher interest rates, and the war in Ukraine.
  As inflation began to move closer to central bank targets, several countries began lowering borrowing costs, beginning with Switzerland and Sweden.
  In a major turning point in monetary policy, the European Central Bank cut its primary lending rate by 0.25% in June. This was seen as a positive catalyst for small-capitalization stocks as higher borrowing costs have impacted consumers and businesses.
What contributed to performance?
Stocks in the United Kingdom, which comprise approximately 30% of the Fund on average, contributed to the Fund’s return during the reporting period. In the financials sector, banks benefited from solid lending income attributed to higher interest rates, while performance fee income helped asset managers. Sweden’s economic outlook improved after the Riksbank became one of the first central banks to start cutting interest rates, helping sectors that benefit from policy easing.
What detracted from performance?
In Germany, stock performance was hindered by economic challenges, including weak growth and slipping business expectations during the reporting period. In particular, the materials sector was strained by shipment delays from the Russia/Ukraine war and the crisis in the Middle East. Healthcare stocks in Germany declined as several companies reported gloomy outlooks. In addition to cooling economic data, stocks in France declined amid political uncertainty spurred by a snap Parliamentary election.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.18%	6.47%	5.47%
Fund Market	10.98	6.63	5.52
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI Europe Small Cap Index	10.88	6.48	5.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 100,224,664
Holdings Count | Holding	891
Advisory Fees Paid, Amount	$ 446,610
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$100,224,664
Number of Portfolio Holdings	891
Net Investment Advisory Fees	$446,610
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.6%
Financials	16.1%
Consumer Discretionary	10.4%
Real Estate	9.2%
Information Technology	8.2%
Health Care	7.3%
Materials	7.1%
Consumer Staples	5.3%
Communication Services	4.7%
Energy	4.4%
Utilities	2.7%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	32.4%
Sweden	11.9%
Switzerland	9.0%
Germany	7.9%
France	7.2%
Italy	6.8%
Norway	5.1%
Denmark	4.9%
Spain	3.6%
Netherlands	2.8%
Other#	8.4%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares China Large-Cap ETF
Class Name	iShares China Large-Cap ETF
Trading Symbol	FXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares China Large-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares China Large-Cap ETF	$69	0.74%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Emerging market equities rose during the reporting period but underperformed the broader markets as geopolitical uncertainty and a stronger U.S. dollar weighed on performance.
  China’s economic struggles continued, with the housing sector facing particular challenges due to a major property company defaulting and falling home prices. Overall weak domestic demand has led to substantial stimulus packages by the Chinese government in an attempt to boost retail spending and consumer confidence.
  The major policy interventions enacted by the Chinese government helped to ease investor concerns, but equities still underperformed the broader markets during the period.
What contributed to performance?
The financials sector modestly contributed to the Fund’s return during the reporting period, as stimulus measures by the Chinese government sought to increase consumer confidence. News that a Chinese sovereign wealth fund increased its holdings in the country’s four major lenders also benefited those stocks.
What detracted from performance?
Large-cap Chinese equities experienced negative performance for the reporting period, pulled down by weak domestic economic growth and increasing regulatory actions from the Chinese government. Automobile stocks were among the largest detractors from the Fund’s return, particularly electric vehicle (“E.V.”) manufacturers. Stocks of E.V. makers fell sharply as the United States, the European Union, and Latin America increased tariffs on Chinese imports, and fears grew that more countries would do the same. The threat of sanctions also negatively impacted the information technology sector, as did intensifying price wars within China’s artificial intelligence services.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year		5 Years		10 Years
Fund NAV	(12.73	) %	(7.01	) %	(2.22	) %
Fund Market	(13.07)		(6.83)		(2.11)
FTSE Emerging All Cap Index	8.14		4.63		3.61
FTSE China 50 Index	(10.92)		(6.18)		(1.43)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,249,391,729
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 34,540,718
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,249,391,729
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$34,540,718
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	32.7%
Financials	30.4%
Communication Services	18.1%
Energy	6.8%
Information Technology	3.9%
Materials	1.9%
Real Estate	1.8%
Industrials	1.8%
Health Care	1.2%
Consumer Staples	0.8%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.9%
Tencent Holdings Ltd.	8.9%
Meituan, Class B	8.2%
China Construction Bank Corp., Class H	7.3%
Industrial & Commercial Bank of China Ltd., Class H	4.9%
Bank of China Ltd., Class H	4.4%
NetEase Inc.	4.1%
Xiaomi Corp., Class B	3.9%
JD.com Inc.	3.8%
BYD Co. Ltd., Class H	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	9.9%
Tencent Holdings Ltd.	8.9%
Meituan, Class B	8.2%
China Construction Bank Corp., Class H	7.3%
Industrial & Commercial Bank of China Ltd., Class H	4.9%
Bank of China Ltd., Class H	4.4%
NetEase Inc.	4.1%
Xiaomi Corp., Class B	3.9%
JD.com Inc.	3.8%
BYD Co. Ltd., Class H	3.7%
(a)	Excludes money market funds.

C000012201 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Value ETF
Class Name	iShares MSCI EAFE Value ETF
Trading Symbol	EFV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Value ETF	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs following ongoing corporate reforms and as the Bank of Japan ended its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 18% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.89%	7.48%	3.55%
Fund Market	13.35	7.60	3.57
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Value Index	13.90	7.53	3.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,980,930,767
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 54,702,522
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,980,930,767
Number of Portfolio Holdings	473
Net Investment Advisory Fees	$54,702,522
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	30.2%
Industrials	12.8%
Health Care	8.8%
Consumer Staples	8.3%
Energy	7.9%
Materials	7.9%
Consumer Discretionary	6.7%
Utilities	5.9%
Communication Services	5.8%
Real Estate	3.5%
Information Technology	2.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.1%
United Kingdom	17.8%
Switzerland	10.2%
France	10.1%
Germany	10.0%
Australia	7.1%
Spain	3.7%
Italy	3.7%
Netherlands	3.2%
Sweden	2.3%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012200 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE Growth ETF
Class Name	iShares MSCI EAFE Growth ETF
Trading Symbol	EFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Growth ETF	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. The information technology sector led markets amid enthusiasm over artificial intelligence.
  Amid challenging economic conditions, the European Central Bank cut its primary lending rate by 0.25% in June. However, the Bank of Japan exited its zero-interest rate policy that it had held since 2016 and raised its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 22% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In Denmark, the healthcare sector contributed to the Fund’s performance, as pharmaceutical and biotechnology stocks gained amid positive clinical trials and enthusiasm over GLP-1 weight loss drugs.
What detracted from performance?
Stocks in France, which comprise about 13% of the Fund on average, detracted the most from the Fund’s return during the reporting period, most notably within the consumer discretionary sector as consumers continue to curb their spending on luxury goods. Additionally, Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.66%	6.60%	5.55%
Fund Market	8.69	6.75	5.62
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Growth Index	8.60	6.80	5.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,204,838,131
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 41,894,443
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,204,838,131
Number of Portfolio Holdings	375
Net Investment Advisory Fees	$41,894,443
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.4%
Health Care	18.6%
Information Technology	16.0%
Consumer Discretionary	15.5%
Financials	10.6%
Consumer Staples	8.8%
Materials	5.3%
Communication Services	2.4%
Real Estate	0.6%
Utilities	0.6%
Energy	0.2%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.4%
United Kingdom	12.4%
France	12.2%
Switzerland	9.6%
Australia	7.8%
Germany	7.2%
Netherlands	6.9%
Denmark	6.8%
Sweden	4.0%
Italy	1.7%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000012081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI EAFE ETF
Class Name	iShares MSCI EAFE ETF
Trading Symbol	EFA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI EAFE ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.
  The European Central Bank cut its primary lending rate by 0.25% in June while the Bank of Japan exited its zero-interest rate policy that it had held since 2016, raising its short-term policy rate to 0.25%.
  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.
What contributed to performance?
Japanese equities, which comprise about 23% of the Fund on average, contributed the most to the Fund’s return during the reporting period. Japan’s stock market accelerated to new highs during the reporting period, helped by ongoing corporate reforms and the Bank of Japan ending its negative interest rate policy. This interest rate increase helped Japanese banks increase lending profits and net interest margins (the difference between interest revenue and interest expenses of a financial firm). In the United Kingdom, which comprises about 15% of the Fund on average, the financials sector was helped by solid lending income attributed to higher interest rates.
What detracted from performance?
Hong Kong stocks suffered from malaise related to economic weakness in China during the reporting period. As a special administrative region of China, many stocks are dual listed in Hong Kong and China and are more susceptible to China’s recent economic slowdown and regulatory scrutiny. Hong Kong’s financials sector was particularly impacted by slowing Chinese growth, while slumping property values hindered the real estate sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 1, 2014 through July 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.27%	7.37%	4.82%
Fund Market	11.22	7.52	4.87
MSCI ACWI ex USA Index	9.75	6.29	4.18
MSCI EAFE Index	11.21	7.36	4.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 55,764,354,994
Holdings Count | Holding	749
Advisory Fees Paid, Amount	$ 161,558,287
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$55,764,354,994
Number of Portfolio Holdings	749
Net Investment Advisory Fees	$161,558,287
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.4%
Industrials	17.1%
Health Care	13.7%
Consumer Discretionary	11.1%
Information Technology	9.1%
Consumer Staples	8.6%
Materials	6.6%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Real Estate	2.1%
Country/Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.3%
United Kingdom	15.1%
France	11.2%
Switzerland	9.9%
Germany	8.6%
Australia	7.4%
Netherlands	5.0%
Denmark	3.7%
Sweden	3.2%
Italy	2.7%
Other#	9.9%
(a)	Excludes money market funds.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.